Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash	¥ 95,444	$ 13,838	¥ 28,593
Short-term investments	64,355	9,331	178,830
Inter-group balance due from VIE, WFOE and subsidiaries	3,876	562	4,787
Total current assets	719,221	104,278	767,436
Non-current assets
Total non-current assets	336,396	48,773	377,939
Total assets	1,055,617	153,051	1,145,375
Liabilities:
Other Liabilities	66,880	9,697	50,703
Total liabilities	558,040	80,909	661,940
Shareholders' equity:
Ordinary shares	43	6	37
Additional paid-in capital	1,885,637	273,392	1,855,897
Accumulated deficit	(1,379,864)	(200,061)	(1,366,734)
Accumulated other comprehensive loss	(4,654)	(675)	(18,259)
Total shareholders' equity	497,577	72,142	483,435	¥ 602,831	¥ (776,449)
Total liabilities and shareholders' equity	1,055,617	153,051	1,145,375
Parent company | Reportable Legal Entities [Member]
Current assets
Cash	7,157	1,038	8,612
Short-term investments	61,855	8,968	109,282
Inter-group balance due from VIE, WFOE and subsidiaries	88,264	12,797	82,687
Total current assets	157,276	22,803	200,581
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	345,026	50,024	270,360
Total non-current assets	345,026	50,024	270,360
Total assets	502,302	72,827	470,941
Shareholders' equity:
Ordinary shares	43	6	37
Additional paid-in capital	1,885,637	273,392	1,855,897
Accumulated deficit	(1,379,864)	(200,061)	(1,366,734)
Accumulated other comprehensive loss	(4,654)	(675)	(18,259)
Total shareholders' equity	501,162	72,662	470,941
Total liabilities and shareholders' equity	¥ 502,302	$ 72,827	¥ 470,941